SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2019	548	15,539
Share-based payment transactions	2	105
Balance at December 31, 2020	550	15,644
Share-based payment transactions	—	47
Repurchased	—	(13)
Balance at December 31, 2021	550	15,678
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2019	122	2,956
Part VI.1 tax	—	(10)
Balance at December 31, 2020	122	2,946
Class A, Series 11 Preferred shares redeemed, net of issue costs	(7)	(170)
Class A, Series 13 Preferred shares redeemed, net of issue costs	(10)	(250)
Part VI.1 tax	—	(9)
Balance at December 31, 2021	105	2,517

Disclosure of dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2021	2020
Common shares
$2.52 per common share (2020: $2.52)	1,386	1,385
Class A preferred shares
$1.23 per Series 1 Class A Preferred Share (2020: $1.23)	12	12
$1.12 per Series 3 Class A Preferred Share (2020: $1.12)	7	7
$1.14 per Series 5 Class A Preferred Share (2020: $1.14)	11	11
$1.10 per Series 7 Class A Preferred Share (2020: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2020: $1.18)	10	11
$0.36 per Series 11 Class A Preferred Share (2020: $1.44)	2	10
$0.72 per Series 13 Class A Preferred Share (2020: $1.44)	7	14
$1.12 per Series 15 Class A Preferred Share (2020: $1.12)	9	9
$1.21 per Series 17 Class A Preferred Share (2020: $1.21)	7	7
$1.17 per Series 19 Class A Preferred Share (2020: $1.21)	10	10
$1.23 per Series 21 Class A Preferred Share (2020: $1.23)	20	20
$1.31 per Series 23 Class A Preferred Share (2020: $1.31)	16	16
$1.30 per Series 25 Class A Preferred Share (2020: $1.30)	13	13
	135	151
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 6, 2022 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2022	March 1, 2022	$0.306625	3
Series 3	February 1, 2022	March 1, 2022	$0.279875	2
Series 5	February 1, 2022	March 1, 2022	$0.285813	3
Series 7	February 1, 2022	March 1, 2022	$0.273750	3
Series 9	February 1, 2022	March 1, 2022	$0.268875	2
Series 15	March 15, 2022	March 31, 2022	$0.279000	2
Series 17	March 15, 2022	March 31, 2022	$0.301313	2
Series 19	March 15, 2022	March 31, 2022	$0.292750	2
Series 21	February 1, 2022	March 1, 2022	$0.306250	5
Series 23	January 31, 2022	February 15, 2022	$0.328125	4
Series 25	January 31, 2022	February 15, 2022	$0.325000	3

Disclosure of share repurchases
The following table summarizes Pembina's share repurchases under its NCIB:

For the years ended December 31 (millions, except as noted)	2021	2020
Number of common shares repurchased for cancellation (thousands)	450	—
Average price per share	$37.77	—
Total cost(1)	17	—
(1)    Total cost includes $13 million (2020: nil) charged to share capital and $4 million (2020: nil) charged to deficit.